Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)/ Shareholders' Equity [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 16 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related taxes for the years ended December 31 are as follows (dollars in thousands):

	2011	2010	2009

Unrealized holding gains (losses) on available for sale securities	$(435)	$(513)	$2,451
Less reclassification adjustments for gains (losses)later recognized in income	(1)	215	1,471

Net unrealized gains (losses)	(434)	(728)	980
Tax effect	(147)	(247)	332

Other comprehensive income (loss)	$(287)	$(481)	$648